Quarterly Holdings Report
for

Fidelity® Growth Company K6 Fund

August 31, 2019

GCF-K6-QTLY-1019
1.9893921.100

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 13.4%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	8,778	$510,528
Entertainment - 2.5%
Activision Blizzard, Inc.	30,284	1,532,370
Electronic Arts, Inc. (a)	9,796	917,689
Lions Gate Entertainment Corp. Class A	965	8,714
Live Nation Entertainment, Inc. (a)	11,285	784,420
NetEase, Inc. ADR	1,796	457,980
Netflix, Inc. (a)	18,205	5,347,719
Nintendo Co. Ltd.	802	303,477
The Walt Disney Co.	9,503	1,304,382
		10,656,751
Interactive Media & Services - 10.0%
Alphabet, Inc.:
Class A (a)	15,118	17,998,433
Class C (a)	8,199	9,741,232
CarGurus, Inc. Class A (a)	3,850	125,587
Facebook, Inc. Class A (a)	68,255	12,672,906
Match Group, Inc.	2,088	177,062
Pinterest, Inc. Class A	1,174	40,409
Snap, Inc. Class A (a)	47,415	750,579
Tencent Holdings Ltd.	11,231	463,678
Twitter, Inc. (a)	5,340	227,751
		42,197,637
Media - 0.2%
Comcast Corp. Class A	21,449	949,333
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	31,624	2,468,253

TOTAL COMMUNICATION SERVICES		56,782,502

CONSUMER DISCRETIONARY - 20.8%
Auto Components - 0.0%
Garrett Motion, Inc. (a)	1,292	12,713
Automobiles - 0.6%
Tesla, Inc. (a)	11,852	2,673,930
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc. (a)	729	611,208
Hyatt Hotels Corp. Class A	2,148	154,978
Marriott International, Inc. Class A	1,198	151,020
McDonald's Corp.	3,728	812,592
Planet Fitness, Inc. (a)	3,368	237,814
Sea Ltd. ADR (a)	20,291	651,747
Shake Shack, Inc. Class A (a)	1,638	162,424
Starbucks Corp.	22,236	2,147,108
YETI Holdings, Inc.	3,600	101,700
Yum China Holdings, Inc.	12,289	558,289
Yum! Brands, Inc.	2,343	273,616
		5,862,496
Household Durables - 0.4%
iRobot Corp. (a)	7,565	467,593
Roku, Inc. Class A (a)	8,768	1,327,124
		1,794,717
Internet & Direct Marketing Retail - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	10,758	1,882,973
Amazon.com, Inc. (a)	16,411	29,150,698
Chewy, Inc.	1,938	63,954
Ctrip.com International Ltd. ADR (a)	4,767	154,355
eBay, Inc.	6,375	256,849
Etsy, Inc. (a)	1,849	97,609
Expedia, Inc.	2,068	269,047
JD.com, Inc. sponsored ADR (a)	29,854	910,547
Ocado Group PLC (a)	40,704	641,643
The Booking Holdings, Inc. (a)	710	1,396,151
The RealReal, Inc.	4,688	61,272
Wayfair LLC Class A (a)	43,696	4,926,287
		39,811,385
Leisure Products - 0.1%
Callaway Golf Co.	13,239	235,125
Multiline Retail - 0.4%
Dollar General Corp.	2,602	406,146
Dollar Tree, Inc. (a)	10,387	1,054,592
Ollie's Bargain Outlet Holdings, Inc. (a)	4,156	230,450
Target Corp.	1,220	130,589
		1,821,777
Specialty Retail - 2.1%
Carvana Co. Class A (a)	7,806	633,535
Five Below, Inc. (a)	765	93,996
Lowe's Companies, Inc.	16,330	1,832,226
RH (a)	8,928	1,278,936
The Home Depot, Inc.	16,863	3,843,246
Tiffany & Co., Inc.	3,305	280,495
TJX Companies, Inc.	14,343	788,435
		8,750,869
Textiles, Apparel & Luxury Goods - 6.4%
adidas AG	25,915	7,681,563
Canada Goose Holdings, Inc. (a)	16,237	605,503
lululemon athletica, Inc. (a)	72,944	13,470,568
NIKE, Inc. Class B	23,290	1,968,005
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	100,336	3,176,638
Under Armour, Inc. Class C (non-vtg.) (a)	7,545	127,661
VF Corp.	3,570	292,562
		27,322,500

TOTAL CONSUMER DISCRETIONARY		88,285,512

CONSUMER STAPLES - 4.4%
Beverages - 2.3%
Fever-Tree Drinks PLC	15,650	430,370
Keurig Dr. Pepper, Inc.	49,371	1,346,841
Monster Beverage Corp. (a)	60,656	3,558,688
PepsiCo, Inc.	11,022	1,507,038
The Coca-Cola Co.	56,431	3,105,962
		9,948,899
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	7,810	2,302,076
Kroger Co.	49,808	1,179,453
		3,481,529
Food Products - 0.5%
Bunge Ltd.	17,970	959,778
Darling International, Inc. (a)	16,840	313,224
Mondelez International, Inc.	10,710	591,406
The Hershey Co.	1,607	254,677
		2,119,085
Household Products - 0.3%
Church & Dwight Co., Inc.	7,394	589,893
Colgate-Palmolive Co.	3,230	239,505
Kimberly-Clark Corp.	901	127,140
Procter & Gamble Co.	1,119	134,537
		1,091,075
Personal Products - 0.2%
Coty, Inc. Class A	49,628	473,947
Herbalife Nutrition Ltd. (a)	1,957	67,380
Unilever NV	7,408	459,654
		1,000,981
Tobacco - 0.3%
Altria Group, Inc.	21,826	954,669
Philip Morris International, Inc.	1,785	128,681
		1,083,350

TOTAL CONSUMER STAPLES		18,724,919

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes, A GE Co. Class A	6,408	138,990
Oil, Gas & Consumable Fuels - 1.0%
EOG Resources, Inc.	12,955	961,131
Hess Corp.	37,967	2,390,023
Noble Energy, Inc.	13,084	295,437
PDC Energy, Inc. (a)	3,368	107,271
Valero Energy Corp.	3,843	289,301
		4,043,163

TOTAL ENERGY		4,182,153

FINANCIALS - 1.7%
Banks - 0.7%
Bank of America Corp.	18,443	507,367
First Bancorp, Puerto Rico	12,846	123,065
HDFC Bank Ltd. sponsored ADR	11,729	1,264,386
JPMorgan Chase & Co.	9,351	1,027,301
Signature Bank	691	80,605
Wells Fargo & Co.	591	27,523
		3,030,247
Capital Markets - 0.7%
BlackRock, Inc. Class A	2,435	1,028,934
Charles Schwab Corp.	43,340	1,658,622
T. Rowe Price Group, Inc.	2,707	299,448
		2,987,004
Consumer Finance - 0.3%
American Express Co.	5,344	643,257
Discover Financial Services	4,819	385,375
		1,028,632
Insurance - 0.0%
Hiscox Ltd.	3,309	62,409

TOTAL FINANCIALS		7,108,292

HEALTH CARE - 17.0%
Biotechnology - 10.7%
AbbVie, Inc.	12,179	800,647
ACADIA Pharmaceuticals, Inc. (a)	74,313	2,055,498
Agios Pharmaceuticals, Inc. (a)	30,777	1,167,987
Alector, Inc.	4,890	80,489
Alexion Pharmaceuticals, Inc. (a)	12,626	1,272,196
Alkermes PLC (a)	26,304	551,858
Allakos, Inc. (a)	2,223	196,647
Allogene Therapeutics, Inc.	9,908	269,795
Alnylam Pharmaceuticals, Inc. (a)	55,748	4,498,306
Amgen, Inc.	10,502	2,190,927
AnaptysBio, Inc. (a)	5,367	218,169
Argenx SE ADR (a)	1,523	200,198
Ascendis Pharma A/S sponsored ADR (a)	329	36,858
aTyr Pharma, Inc.	1,584	4,657
Axcella Health, Inc.	3,896	26,999
BeiGene Ltd.	17,904	196,198
BeiGene Ltd. ADR (a)	22,919	3,294,606
Biogen, Inc. (a)	504	110,754
bluebird bio, Inc. (a)	22,151	2,288,420
Blueprint Medicines Corp. (a)	4,865	373,000
Bridgebio Pharma, Inc.	3,210	97,841
Calyxt, Inc. (a)	16,953	104,939
Celgene Corp. (a)	7,206	697,541
Cellectis SA sponsored ADR (a)	8,388	102,166
ChemoCentryx, Inc. (a)	24,570	163,636
Coherus BioSciences, Inc. (a)	11,305	250,858
Constellation Pharmaceuticals, Inc. (a)	6,439	46,683
Crinetics Pharmaceuticals, Inc. (a)	2,092	33,179
Denali Therapeutics, Inc. (a)	6,473	116,514
Eidos Therapeutics, Inc. (a)	1,316	55,022
Evelo Biosciences, Inc. (a)	16,661	91,469
Exact Sciences Corp. (a)	2,908	346,692
Exelixis, Inc. (a)	66,997	1,329,890
Fate Therapeutics, Inc. (a)	29,046	474,031
Five Prime Therapeutics, Inc. (a)	2,569	13,950
Global Blood Therapeutics, Inc. (a)	10,619	488,262
Homology Medicines, Inc. (a)	10,770	203,661
Intercept Pharmaceuticals, Inc. (a)	1,959	125,729
Ionis Pharmaceuticals, Inc. (a)	90,239	5,704,007
Iovance Biotherapeutics, Inc. (a)	3,483	73,178
Ironwood Pharmaceuticals, Inc. Class A (a)	42,898	399,380
Jounce Therapeutics, Inc. (a)	942	3,551
Kaleido Biosciences, Inc. (a)	5,910	55,318
Karuna Therapeutics, Inc. (a)	5,442	107,588
Kiniksa Pharmaceuticals Ltd. (a)	1,946	17,183
Lexicon Pharmaceuticals, Inc. (a)	64,532	85,182
Macrogenics, Inc. (a)	4,150	59,511
Mirati Therapeutics, Inc. (a)	3,195	261,894
Moderna, Inc.	59,369	933,874
Momenta Pharmaceuticals, Inc. (a)	64,627	816,239
Neon Therapeutics, Inc. (a)	9,155	24,627
Principia Biopharma, Inc.	1,931	76,661
Protagonist Therapeutics, Inc. (a)	7,958	103,693
Prothena Corp. PLC (a)	13,722	115,402
Regeneron Pharmaceuticals, Inc. (a)	6,047	1,753,932
Rigel Pharmaceuticals, Inc. (a)	114,774	193,968
Rubius Therapeutics, Inc. (a)	38,504	357,317
Sage Therapeutics, Inc. (a)	24,705	4,241,107
Sarepta Therapeutics, Inc. (a)	2,435	219,515
Scholar Rock Holding Corp. (a)	9,239	97,841
Seres Therapeutics, Inc. (a)	33,729	135,928
Sienna Biopharmaceuticals, Inc. (a)	22,027	16,417
Synthorx, Inc.	4,328	77,514
Syros Pharmaceuticals, Inc. (a)	13,511	148,216
The Medicines Company (a)	22,048	925,134
Translate Bio, Inc. (a)	28,358	257,491
Ultragenyx Pharmaceutical, Inc. (a)	5,310	289,236
uniQure B.V. (a)	9,210	499,643
UNITY Biotechnology, Inc. (a)	24,351	148,541
Vertex Pharmaceuticals, Inc. (a)	5,069	912,521
Wuxi Biologics (Cayman), Inc. (a)(b)	41,616	436,779
Xencor, Inc. (a)	13,869	517,036
Zai Lab Ltd. ADR (a)	21,810	711,224
		45,352,920
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	10,359	883,830
Boston Scientific Corp. (a)	23,440	1,001,591
Danaher Corp.	13,730	1,950,896
DexCom, Inc. (a)	9,038	1,551,011
Genmark Diagnostics, Inc. (a)	14,677	87,915
Insulet Corp. (a)	19,526	3,010,323
Intuitive Surgical, Inc. (a)	4,815	2,462,102
Novocure Ltd. (a)	40,816	3,708,542
Penumbra, Inc. (a)	10,270	1,494,799
Presbia PLC (a)	12,777	690
Shockwave Medical, Inc. (a)	4,179	174,891
Stryker Corp.	1,489	328,563
Wright Medical Group NV (a)	4,605	96,014
		16,751,167
Health Care Providers & Services - 1.0%
Centene Corp. (a)	3,981	185,594
G1 Therapeutics, Inc. (a)	3,453	125,344
Humana, Inc.	619	175,307
Laboratory Corp. of America Holdings (a)	713	119,470
Notre Dame Intermedica Participacoes SA	43	582
OptiNose, Inc. (a)	16,248	124,460
UnitedHealth Group, Inc.	14,592	3,414,528
		4,145,285
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	16,223	22,874
Health Catalyst, Inc.	1,294	51,579
Livongo Health, Inc.	995	30,487
Teladoc Health, Inc. (a)	2,345	135,729
		240,669
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp.	1,726	87,767
Illumina, Inc. (a)	492	138,419
Thermo Fisher Scientific, Inc.	3,427	983,755
		1,209,941
Pharmaceuticals - 1.1%
Akcea Therapeutics, Inc. (a)	57,538	1,211,750
Bristol-Myers Squibb Co.	6,417	308,465
Corteva, Inc.	1,984	58,171
Cyclerion Therapeutics, Inc. (a)	4,742	45,096
Fulcrum Therapeutics, Inc.	2,733	29,926
Hansoh Pharmaceutical Group Co. Ltd. (b)	36,000	121,298
Hookipa Pharma, Inc.	1,534	12,947
Intra-Cellular Therapies, Inc. (a)	30,467	260,798
Morphic Holding, Inc.	3,699	68,432
MyoKardia, Inc. (a)	18,440	991,519
Nektar Therapeutics (a)	55,007	966,473
Rhythm Pharmaceuticals, Inc. (a)	4,207	94,742
Theravance Biopharma, Inc. (a)	16,471	362,856
Turning Point Therapeutics, Inc.	2,600	141,778
		4,674,251

TOTAL HEALTH CARE		72,374,233

INDUSTRIALS - 4.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	997	382,958
The Boeing Co.	9,761	3,553,882
United Technologies Corp.	4,275	556,776
		4,493,616
Air Freight & Logistics - 0.2%
FedEx Corp.	297	47,107
United Parcel Service, Inc. Class B	6,537	775,680
		822,787
Airlines - 1.0%
Azul SA sponsored ADR (a)	4,460	156,635
Delta Air Lines, Inc.	6,400	370,304
JetBlue Airways Corp. (a)	44,275	766,843
Ryanair Holdings PLC sponsored ADR (a)	4,629	265,242
Southwest Airlines Co.	15,204	795,473
Spirit Airlines, Inc. (a)	4,145	155,603
United Continental Holdings, Inc. (a)	6,985	588,905
Wizz Air Holdings PLC (a)(b)	27,500	1,203,294
		4,302,299
Building Products - 0.0%
Resideo Technologies, Inc. (a)	11,330	156,127
Electrical Equipment - 0.2%
AMETEK, Inc.	236	20,279
Eaton Corp. PLC	2,754	222,303
Emerson Electric Co.	3,869	230,554
Fortive Corp.	4,468	316,781
		789,917
Industrial Conglomerates - 0.6%
3M Co.	3,833	619,873
Honeywell International, Inc.	12,021	1,978,897
		2,598,770
Machinery - 0.6%
Deere & Co.	5,954	922,334
Illinois Tool Works, Inc.	2,798	419,308
Ingersoll-Rand PLC	1,279	154,874
Xylem, Inc.	11,577	886,914
		2,383,430
Professional Services - 0.0%
CoStar Group, Inc. (a)	260	159,866
Road & Rail - 0.4%
Lyft, Inc.	190	9,304
Union Pacific Corp.	10,868	1,760,181
		1,769,485

TOTAL INDUSTRIALS		17,476,297

INFORMATION TECHNOLOGY - 36.6%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	1,487	336,984
Ciena Corp. (a)	2,795	114,399
Cisco Systems, Inc.	12,389	579,929
Infinera Corp. (a)	136,209	725,994
NETGEAR, Inc. (a)	13,062	453,513
		2,210,819
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc.	55,974	175,758
TE Connectivity Ltd.	845	77,081
Trimble, Inc. (a)	13,517	507,158
		759,997
Internet Software & Services - 0.0%
Farfetch Ltd. Class A	7,601	74,338
IT Services - 8.3%
Actua Corp. (a)(c)	17,855	4,999
Adyen BV (a)(b)	77	55,752
Dynatrace, Inc.	1,838	42,237
Elastic NV	2,161	189,930
Fastly, Inc. Class A	931	29,420
IBM Corp.	793	107,475
MasterCard, Inc. Class A	21,469	6,040,733
MongoDB, Inc. Class A (a)	2,646	403,012
Okta, Inc. (a)	3,508	443,762
PayPal Holdings, Inc. (a)	54,803	5,976,267
Shopify, Inc. Class A (a)	32,800	12,633,691
Square, Inc. (a)	26,705	1,651,437
Visa, Inc. Class A	38,333	6,931,373
Wix.com Ltd. (a)	4,953	694,658
		35,204,746
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Micro Devices, Inc. (a)	113,129	3,557,907
Applied Materials, Inc.	13,180	632,904
ASML Holding NV	3,286	731,496
Broadcom, Inc.	2,212	625,200
Cirrus Logic, Inc. (a)	5,609	300,867
Cree, Inc. (a)	7,723	331,548
Intel Corp.	755	35,795
KLA-Tencor Corp.	2,220	328,338
Marvell Technology Group Ltd.	27,302	654,429
Micron Technology, Inc. (a)	16,747	758,137
NVIDIA Corp.	125,402	21,006,089
Qualcomm, Inc.	10,938	850,648
Silicon Laboratories, Inc. (a)	33,158	3,614,222
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,577	493,528
Texas Instruments, Inc.	14,485	1,792,519
Xilinx, Inc.	7,486	778,993
		36,492,620
Software - 13.4%
2U, Inc. (a)	3,932	70,304
Adobe, Inc. (a)	15,912	4,527,123
Atlassian Corp. PLC (a)	4,217	567,229
Autodesk, Inc. (a)	15,674	2,238,561
Avalara, Inc. (a)	614	51,785
Black Knight, Inc. (a)	5,054	314,612
Cadence Design Systems, Inc. (a)	2,835	194,141
Coupa Software, Inc. (a)	5,453	757,585
Crowdstrike Holdings, Inc.	1,402	113,955
CyberArk Software Ltd. (a)	1,258	141,324
DocuSign, Inc. (a)	618	28,854
HubSpot, Inc. (a)	14,550	2,905,344
Intuit, Inc.	5,122	1,476,980
LivePerson, Inc. (a)	9,845	391,240
Medallia, Inc.	1,735	61,801
Microsoft Corp.	138,879	19,145,859
Nutanix, Inc. Class A (a)	92,335	2,237,277
Oracle Corp.	16,165	841,550
Pagerduty, Inc.	718	28,196
Parametric Technology Corp. (a)	438	28,676
Paylocity Holding Corp. (a)	1,206	131,719
Proofpoint, Inc. (a)	4,232	480,798
Q2 Holdings, Inc. (a)	4,702	422,945
RingCentral, Inc. (a)	562	79,315
Salesforce.com, Inc. (a)	101,199	15,794,128
Sciplay Corp. (A Shares)	1,717	16,329
Smartsheet, Inc. (a)	4,149	201,641
Tenable Holdings, Inc. (a)	801	18,263
Workday, Inc. Class A (a)	1,288	228,337
Zendesk, Inc. (a)	19,619	1,573,444
Zoom Video Communications, Inc. Class A	631	57,844
Zscaler, Inc. (a)	28,095	1,931,250
		57,058,409
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	106,330	22,195,324
Pure Storage, Inc. Class A (a)	88,185	1,435,652
Samsung Electronics Co. Ltd.	25	909
		23,631,885

TOTAL INFORMATION TECHNOLOGY		155,432,814

MATERIALS - 0.4%
Chemicals - 0.2%
CF Industries Holdings, Inc.	16,154	778,461
Dow, Inc.	1,984	84,578
DowDuPont, Inc.	1,478	100,401
The Mosaic Co.	2,530	46,527
		1,009,967
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	46,346	898,445

TOTAL MATERIALS		1,908,412

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	6,776	1,559,767
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (b)	2,005	191,441
TOTAL COMMON STOCKS
(Cost $416,976,697)		424,026,342

Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	38,502	470,879
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	72	590
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $460,736)		471,469

Money Market Funds - 0.2%
Fidelity Cash Central Fund 2.13% (d)
(Cost $740,883)	740,735	740,883
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $418,178,316)		425,238,694
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(308,906)
NET ASSETS - 100%		$424,929,788

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,008,564 or 0.5% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$556
Total	$556

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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